Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements

The following financial information of the VIE and VIE’s subsidiaries were included in the accompanying unaudited condensed consolidated financial statements for the six-months ended December 31, 2025:

	As of December 31,	As of June 30,
	2025	2025

Total assets	$11,089,456	$4,110,737
Total liabilities	$19,440,971	$12,183,945

	For the Six Months Ended, December 31,
	2025	2024
Total revenue	$11,113,081	$8,477,165
Net loss	$(79,983)	$(483,815)

Net cash used in operating activities	$(72,079)	$(737,070)
Net cash (used in) provided by investing activities	$(6,991,837)	$2,352
Net cash provided by financing activities	$6,990,479	$882,117